Information by industry segment and by geographical area	12 Months Ended
Dec. 31, 2017
Information By Industry Segment And By Geographical Area
Disclosure of entity's operating segments [text block]

46 Information by industry segment and by geographical area

Information by industry segment

Eni’s segmental reporting reflects the Group’s operating segments, whose results are regularly reviewed by the chief operating decision maker (the CEO) to make decisions about resources to be allocated to each segment and to assess segment performance.

Segment performance is evaluated based on operating profit or loss. Other segment information presented to the CEO include segment revenues and directly attributable assets and liabilities.

As of December 31, 2017, Eni had the following reportable segments:

•	Exploration & Production: is engaged in exploring for and recovering crude oil and natural gas, including participation to projects for the liquefaction of natural gas;
•	Gas & Power: is engaged in supply and marketing of natural gas at wholesale and retail markets, supply and marketing of LNG and supply, production and marketing of power at retail and wholesale markets. Gas & Power is engaged in supply and marketing of crude oil and oil products targeting the operational requirements of Eni’s refining business and in commodity trading (including crude oil, natural gas, oil products, power, emission allowances, etc.) targeting to both hedge and stabilize the Group industrial and commercial margins according to an integrated view and to optimize margins.
•	Refining & Marketing and Chemical: is engaged in manufacturing, supply and distribution and marketing activities for oil products and chemical products.
•	Corporate and other activities: represents the key support functions, comprising holdings and treasury, headquarters, central functions like IT, HR, real estate, captive insurance activities, as well as the Group environmental cleanup and remediation activities performed by the subsidiary Syndial. The Energy Solutions Department, which engages in developing the business of renewable energy, is an operating segment, which is reported within Corporate and other activities because it does not meet the materiality threshold for separate segment reporting.

The information by segmental reporting is the following:

								Discontinued operations
(€ million)	Exploration & Production	Gas & Power	Refining & Marketing and Chemical	Engineering & Construction	Corporate and other activities	Adjustments of intragroup profits	Total	Engineering & Construction	Intragroup eliminations	Continuing operations
2017
Net sales from operations(a)	19,525	50,623	22,107		1,462
Less: intersegment sales	(12,394)	(10,777)	(2,336)		(1,291)
Net sales to customers	7,131	39,846	19,771		171		66,919			66,919
Operating profit	7,651	75	981		(668)	(27)	8,012			8,012
Net provisions for contingencies	479	(20)	182		245		886			886
Depreciation and amortization	6,747	345	360		60	(29)	7,483			7,483
Net impairments (reversals)	(158)	(146)	54		25		(225)			(225)
Write-off	260	2	1				263			263
Share of profit (loss) of equity-accounted investments	(99)	(10)	(57)		(101)		(267)			(267)
Identifiable assets(b)	66,661	11,058	11,599		1,108	(610)	89,816
Unallocated assets							25,112
Equity-accounted investments	1,234	509	321		1,447		3,511
Identifiable liabilities(c)	17,273	8,851	4,005		4,053	(306)	33,876
Unallocated liabilities							32,973
Capital expenditure	7,739	142	729		87	(16)	8,681
2016
Net sales from operations(a)	16,089	40,961	18,733		1,343
Less: intersegment sales	(9,711)	(8,898)	(1,605)		(1,150)
Net sales to customers	6,378	32,063	17,128		193		55,762			55,762
Operating profit	2,567	(391)	723		(681)	(61)	2,157			2,157
Net provisions for contingencies	123	50	171		438	(277)	505			505
Depreciation and amortization	6,772	354	389		72	(28)	7,559			7,559
Net impairments (reversals)	(700)	81	104		40		(475)			(475)
Write-off	153	2	195				350			350
Share of profit (loss) of equity-accounted investments	(198)	19	(3)		(144)		(326)			(326)
Identifiable assets(b)	75,716	12,014	10,712		1,146	(520)	99,068
Unallocated assets							25,477
Equity-accounted investments	1,626	592	289		1,533		4,040
Identifiable liabilities(c)	17,433	8,923	3,968		3,939	(332)	33,931
Unallocated liabilities							37,528
Capital expenditure	8,254	120	664		55	87	9,180
2015
Net sales from operations(a)	21,436	52,096	22,639	11,507	1,468
Less: intersegment sales	(12,115)	(9,917)	(2,007)	(1,243)	(1,314)
Net sales to customers	9,321	42,179	20,632	10,264	154		82,550	(10,264)		72,286
Operating profit	(959)	(1,258)	(1,567)	(694)	(497)	(23)	(4,998)	694	1,228	(3,076)
Net provisions for contingencies	221	41	148	104	226	8	748	(104)		644
Depreciation and amortization	8,080	363	454	618	71	(28)	9,558	(618)		8,940
Net impairments (reversals)	5,212	152	1,150	590	20		7,124	(590)		6,534
Write-off	686	2					688			688
Share of profit (loss) of equity-accounted investments	(446)	(2)	(20)	17	(3)		(454)	(17)		(471)
Identifiable assets(b)	73,073	14,290	10,483	13,608	1,117	(543)	112,028
Unallocated assets							26,973
Equity-accounted investments	1,884	690	243	134	36		2,987	(134)		2,853
Identifiable liabilities(c)	17,742	9,313	3,657	5,861	3,824	(199)	40,198
Unallocated liabilities							41,394
Capital expenditure	9,980	154	628	561	64	(85)	11,302
____________
(a)	Before elimination of intersegment sales.
(b)	Includes assets directly associated with the generation of operating profit.
(c)	Includes liabilities directly associated with the generation of operating profit.

Financial information by geographical area

Identifiable assets and investments by geographical area of origin

(€ million)	Italy	Other European Union	Rest of Europe	Americas	Asia	Africa	Other areas	Total
2017
Identifiable assets(a)	18,449	7,706	6,160	4,406	16,527	35,385	1,183	89,816
Capital expenditure in tangible and intangible assets	1,090	316	387	278	898	5,699	13	8,681
2016
Identifiable assets(a)	18,769	7,370	6,960	5,397	19,471	39,812	1,289	99,068
Capital expenditure in tangible and intangible assets	1,163	331	460	233	1,978	5,004	11	9,180
2015
Identifiable assets(a)	21,360	12,370	7,937	7,442	22,359	38,927	1,633	112,028
Capital expenditure in tangible and intangible assets	1,320	708	1,151	727	2,326	5,020	50	11,302

____________

(a)	Includes assets directly associated with the generation of operating profit.

Sales from operations by geographical area of destination

(€ million)	2017	2016	2015
Italy	21,925	21,280	24,405
Other European Union	19,791	15,808	20,730
Rest of Europe	5,911	4,804	7,125
Americas	5,154	3,212	4,217
Asia	7,523	5,619	9,086
Africa	6,428	4,865	6,482
Other areas	187	174	241
	66,919	55,762	72,286